Notes Payable and Subordinated Borrowings - Schedule of Future Payments (Details) - Senior Notes And Subordinated Debt [Member] $ in Thousands	Dec. 31, 2016 USD ($)
Debt Instrument [Line Items]
2017	$ 9,847
2018	9,847
2019	26,250
2020	8,937
2021	46,010
Thereafter	155,261
Total	$ 256,152